Acquisitions (Narrative) (Details) (USD $)	12 Months Ended					9 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended	4 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended					12 Months Ended								12 Months Ended
	Dec. 31, 2012 mi hp		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2012 Antero Acquisition [Member] acre	Dec. 31, 2012 Antero Acquisition [Member] mi acre	Dec. 28, 2012 EMAC Acquisition [Member] item	Dec. 31, 2012 EMAC Acquisition [Member]	Aug. 24, 2021 Devon Acquisition [Member] hp mi acre	Dec. 31, 2012 Devon Acquisition [Member]	Dec. 31, 2012 Devon Acquisition [Member]	Feb. 16, 2011 Las Animas [Member] mi acre	Dec. 31, 2012 Las Animas [Member]	Dec. 31, 2011 Las Animas [Member]	Dec. 31, 2012 Frontier Gas [Member]	Dec. 31, 2011 Frontier Gas [Member]	Jun. 30, 2011 Frontier Gas [Member]	Dec. 31, 2012 Tristate [Member]	Dec. 31, 2011 Tristate [Member]	Dec. 31, 2011 Fayetteville Shale [Member] Frontier Gas [Member] hp mi acre	Dec. 31, 2011 Granite Wash [Member] Frontier Gas [Member] mi acre	Dec. 31, 2011 Haynesville/Bossier Shale [Member] Tristate [Member] mi acre	Dec. 31, 2012 General And Administrative Expense [Member] Devon Acquisition [Member]	Dec. 31, 2011 General And Administrative Expense [Member] Frontier Gas [Member]	Dec. 31, 2011 Interest Expense [Member] Frontier Gas [Member]	Dec. 31, 2012 Minimum [Member] Antero Acquisition [Member]	Dec. 31, 2011 Minimum [Member] Haynesville/Bossier Shale [Member] Tristate [Member]	Dec. 31, 2012 Maximum [Member] Antero Acquisition [Member]	Dec. 31, 2011 Maximum [Member] Haynesville/Bossier Shale [Member] Tristate [Member]	Dec. 31, 2012 CMM Credit Facility, Due March 2017 [Member]	Dec. 28, 2012 CMM Credit Facility, Due March 2017 [Member]
Business Acquisition [Line Items]
Business acquisition, effective date of acquisition												Aug. 24, 2012		Feb. 16, 2011		Apr. 01, 2011			Nov. 01, 2011
Business acquisition, cost of acquired entity, purchase price						$ 381,718,000	$ 381,718,000		$ 95,000,000		$ 87,247,000	$ 87,247,000	$ 5,000,000					$ 345,000,000	$ 72,359,000
Business acquisition, cost financed through debt and equity																		338,000,000
Business acquisition, purchase price allocation, property, plant and equipment						90,562,000	90,562,000		45,938,000		41,555,000	41,555,000		5,000,000			144,505,000		55,568,000
Business acquisition, purchase price allocation, goodwill																	93,628,000		4,053,000		77,000,000	17,000,000
Business acquisition, cost of acquired entity, transaction costs						600,000	600,000		300,000								5,000,000			300,000				1,000,000	2,000,000	3,000,000
Purchase price paid						381,718,000	381,718,000		95,000,000		87,247,000	87,247,000					344,562,000		64,359,000
Deferred payment																			8,000,000
Gas gathering and compression agreement term							20 years					20 years
Area of dedication						127,000	127,000			20,500			55,000								100,000	13,000	20,000
Area of dedication, net						104,000	104,000
Guaranteed volume commitments over seven year period, MMcfd																											300		450
Receivable and deferred revenue recorded under GGA	2,634,000	[1]
Miles of Gathering Pipelines	849						33			74			46								130	28	60
Daily capacity of processing facility										100											510	36	100
Daily treating capacity of facility																					165		80
Horsepower of compression equipment	259,000									23,100											35,000
Extended term																					2020	2022						2019		2021
Optional Extended Term																					2025
Operating revenue	239,463,000	[1]	205,820,000	[2]	113,590,000	26,000,000					7,000,000				5,000,000		59,000,000			1,900,000
Operating expenses	163,603,000	[1]	133,055,000		65,718,000	12,000,000					5,000,000
Operating income (loss)	75,860,000	[1]	73,871,000	[2]	47,872,000										100,000		5,000,000			900,000
Credit Facility, borrowing capacity																															$ 200,000,000	$ 200,000,000
Number of compression and dehydration stations								4
Compression services agreement expiration								2018
Compression services agreement, optional extension term								5 years

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.
[2]	Includes eleven months of operating income for the Las Animas Acquisition, nine months of operating income for the Frontier Gas Acquisition and two months of operating income for the Tristate Acquisition.